Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Summary of Impairment Losses
	2019	2018
Intangible assets (note 11)	$5,296	$142,609
Capital assets (note 9)	7,070	5,689
Option to purchase equipment	-	653
Investment in an associate (note 12)	-	1,182
Deferred revenue	-	(181)
	$12,366	$149,952

There were no impairment losses in 2017.